Financial Instruments / Risk Management	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments / Risk Management

20. FINANCIAL INSTRUMENTS / RISK MANAGEMENT

Categories of financial instruments:

As indicated in Note 3, all financial assets and liabilities are shown at amortized cost, except for warrant liabilities that are held at fair value. The following table shows the carrying amounts of financial assets and liabilities:

Financial assets	As of December 31, 2025	As of December 31, 2024
Financial assets - non-current	249	141
Other current assets, excluding prepaids	801	148
Accrued income	993	629
Short-term financial assets	131,684	70,955
Cash and cash equivalents	81,329	27,708
Total	215,056	99,581

Financial liabilities	As of December 31, 2025	As of December 31, 2024
Trade payables	1,800	5,871
Accrued expenses and other payables	19,967	18,198
Lease liabilities	2,313	1,180
Warrant liabilities	14,478	19,851
Total	38,558	45,100

Below is the net debt table of liabilities from financing activities:

	Leasing	Warrant liabilities	Total
Net debt as of December 31, 2023	(605)	(5,370)	(5,975)
Payments for the period	321	-	321
Issuance of warrants	-	(294)	(294)
Fair value loss on warrant liability	-	(15,531)	(15,531)
Exercise of public and private warrants	-	1,344	1,344
Addition of Swiss lease	(792)	-	(792)
Interest calculated on leases	(47)	-	(47)
Indexation for the period	(25)	-	(25)
FX revaluation	(32)	-	(32)
Net debt as of December 31, 2024	(1,180)	(19,851)	(21,031)
Payments for the period	460	-	460
Issuance of warrants	-	(122)	(122)
Fair value loss on warrant liability	-	(12,294)	(12,294)
Exercise of public and private warrants	-	17,789	17,789
Addition of US and Iceland amended leases	(1,530)	-	(1,530)
Interest calculated on leases	(87)	-	(87)
Indexation for the period	(20)	-	(20)
FX revaluation	44	-	44
Net debt as of December 31, 2025	(2,313)	(14,478)	(16,791)

Fair values

Due to their short-term nature, the carrying value of cash and cash equivalents, short-term financial assets, other current assets, excluding prepaid expenses, accrued income, trade payables and accrued expenses and other payables approximates their fair value.

The warrant liabilities are measured at fair value on a recurring basis, refer to Note 3.

Risk assessment

The Company maintains an internal control system that includes an annual financial reporting risk assessment. The ultimate responsibility of the risk management is of the Board of Directors and a yearly review takes place during one of the Board of Directors meetings.

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Company’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

As of December 31, 2025, if the listed price of the warrants had moved by 5.0% with all other variables held constant, the net loss for the period would have been lower/higher by CHF 0.7 million. As of December 31, 2024, the change would have been CHF 1.0 million.

Foreign currency risks

Since 2020, Oculis has established a presence in the U.S., France and Hong Kong with local currencies in U.S. Dollar (USD), Euro (EUR) and Hong Kong Dollar (HKD), respectively. In 2025, foreign currency risks primarily relate to cash and cash equivalents, short term financial assets, prepaid expenses, trade payables and accrued expenses denominated in U.S. Dollar and Euro, with immaterial amounts recorded in ISK and HKD.

The following table demonstrates the impact of a possible change in USD and EUR against CHF in regard to monetary assets and liabilities denominated in local functional currencies, as well as the impact of foreign currency risk on the Company’s consolidated net loss:

	As of December 31, 2025	For the year ended December 31, 2025	As of December 31, 2024	For the year ended December 31, 2024
Change in rate	Net exposure	Impact on loss	Net exposure	Impact on loss
+5.0% USD	5,586	279	10,272	(514)
-5.0% USD	5,586	(279)	10,272	514
+5.0% EUR	3,951	198	5,409	270
-5.0% EUR	3,951	(198)	5,409	(270)

Interest rate risk

The financial instruments of the Group are not bearing interest and are therefore not subject to interest rate risk.

Hedging activities

There are no hedging activities within the Group.

Credit risk

As of December 31, 2025, the maximum exposure is the carrying amount of the Company’s cash, cash equivalents and short-term financial assets are mainly held with two financial institutions, each with a high credit rating of A+ assigned by international credit-rating agencies. Management focuses on diversification strategies and monitors counterparties’ ratings to minimize exposure.

Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. Liquidity management is performed by Group finance based on cash flow forecasts which are prepared on a rolling basis and focuses mainly on ensuring that the Group has sufficient cash to meet its operational needs. The Group’s liquidity needs have been historically satisfied through the issuance of preferred shares, the Business Combination, PIPE and CLA financings, and share offerings, discussed further in Note 5.

All of the Company’s financial instruments, except for the long-term portion of lease liabilities, are due within one year. The following table shows the total future obligations related to these financial instruments:

	As of December 31, 2025	Less than one year	Over one year	As of December 31, 2024	Less than one year	Over one year
Trade payables	1,800	1,800	-	5,871	5,871	-
Accrued expenses and other payables	19,967	19,967	-	18,198	18,198	-
Lease payments	2,931	551	2,380	1,270	353	917
Total	24,698	22,318	2,380	25,339	24,422	917

Capital management

Since its incorporation, the Group has primarily funded its operations through capital increases, and at the current development stage, the Group frequently raises new funds to finance its development portfolio.